Flight equipment held for operating leases, net (Lease revenue) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	15 years
2019 - remaining	$ 2,122,485
2020	3,960,846
2021	3,678,529
2022	3,391,342
2023	3,105,808
Thereafter	12,100,409
Contracted minimum future lease receivables	$ 28,359,419